DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments Narrative Details Abstract
Derivative Instruments Gain (Loss) Reclassified From Aoci Into Income, Effective Portion, Net	$ 3,068	$ 177	$ 2,605
Derivative, notional amount	16,081	32,021
Fair value of derivative instruments other current assets	2,741	$ 1,068
Aggregate fair value of all derivative assets designated as hedging instruments	$ 2,741